Investments in a Related Party and Other (Investment in Equity Securities) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities	$ 0	$ 20,729
Unrealized gain on equity investment		2,813
Equity securities cost		17,916
Realized loss	$ 400
Unrealized gain on equity investment		$ 2,813